SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND BASIS OF PRESENTATION (Details Narrative)		1 Months Ended		3 Months Ended			12 Months Ended
	Jan. 02, 2022 USD ($)	Jun. 30, 2021 USD ($)	May 31, 2021 USD ($)	Mar. 24, 2022 USD ($)	Dec. 31, 2021 USD ($) shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) Segment shares	Dec. 31, 2020 USD ($)
Property, Plant and Equipment [Line Items]
Operating Income (Loss)							$ 6,445,024	$ 8,215,551
Proceeds from Warrant Exercises							4,226,383
Cash, Uninsured Amount					$ 5,899,000		$ 5,899,000
Number of Operating Segments | Segment							1
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives							5 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, estimated useful lives							6 years
Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Warrant Exercises				$ 245,714
Series E Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Shares, Issued | shares					343,118		343,118
Proceeds from Issuance or Sale of Equity							$ 3,590,500
Proceeds from Warrant Exercises		$ 685,714	$ 685,714		$ 285,714	$ 3,254,955
Series G Preferred Stock [Member]
Property, Plant and Equipment [Line Items]
Shares, Issued | shares					615,000		615,000
Proceeds from Issuance or Sale of Equity							$ 5,479,560
Series G Preferred Stock [Member] | Subsequent Event [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Issuance or Sale of Equity	$ 855,000